Prepayments And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Summary of Prepayments and Other Current Assets
Prepayments and other current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deductible input VAT	23,232	18,416	2,670
Prepayments	30,695	20,523	2,976
Deposits	1,874	2,094	304
Interest receivable	111	103	15
Employee loan (i)	3,500	—	—
Others (ii)	867	10,326	1,497

	60,279	51,462	7,462

(i)	On March 16, 2021 the Group extended a loan to an employee with a principal amount of RMB3,500 (US$507) at a simple annual interest rate of 3.08%. The loan was repaid in February 2022.

(ii)
Certain financial assets included in others, net of the allowance for credit losses of
RMB
95
 and nil as of December 31, 2021 and 2022, respectively. Cumulative effect of adopting ASC 326 on January 1, 2021 of other current assets was
RMB
115

(US$
17
)
.
Reversal of provision were
RMB
76
 and
RMB
95

(US$14
) for the years ended December 31, 2021 and 2022, respectively.